Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(12) Commitments and Contingencies

Litigation

The Company is involved in various legal proceedings. The Company establishes reserves for specific legal proceedings when it determines that the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. Management has also identified certain other legal matters where the Company believes an unfavorable outcome is reasonably possible and/or for which no estimate of possible losses can be made. The Company does not believe that there is a reasonable possibility of material loss or loss in excess of the amount that the Company has accrued. The Company recognizes legal fees related to any ongoing legal proceeding as incurred.

On February 16, 2023, a class action lawsuit was filed in the U.S. District Court in the District of Colorado captioned Keith Koch, Individually and on behalf of all others similarly situated v. Inspirato Incorporated, Brent Handler, and R. Webster Neighbor. The complaint alleges violations of Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder against all defendants, and Section 20(a) of the Exchange Act against the individual defendants. The complaint generally alleges that certain of our prior public statements about our results of operations and financial condition were materially false and misleading because they misrepresented and failed to disclose adverse facts pertaining to the restatement of our unaudited condensed consolidated financial statements as of and for the quarterly periods ending March 31, 2022 and June 30, 2022.

Reimbursement and Security Agreement

In March 2017, in association with the execution of a surety bond agreement, the Company issued 11,690 warrants to five indemnitors to purchase certain units of Inspirato LLC. These warrants were exercised immediately prior to the Business Combination.

In November 2018, the surety bond agreement scheduled to expire on March 1, 2019 was replaced with a new agreement backed by two individual indemnitors who are also related parties. The new agreement reduced the indemnitor requirement to $7.5 million or $3.8 million per indemnitor. The related reserve requirement and surety bond were reduced from $30 million to $20 million.

In September 2019, the existing surety bond agreement, which was scheduled to expire on March 1, 2020, was replaced with a new agreement that removed the individual indemnitors leaving only a corporate indemnity and removing the interest payable requirement. This agreement has been renewed on a yearly basis from September 2020 onwards.